     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 2010

                                                 FILE NOS. 333-63531; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 40                            [X]

                             AND/OR
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 264                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to this Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[_]  on (date) pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]  on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON SEPTEMBER 17, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON SEPTEMBER 17, 2010 TO THE GE INVESTMENTS FUNDS, INC. -- MONEY MARKET FUND.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.


SUBACCOUNTS



                                                                                               ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT                                   INVESTMENT OBJECTIVE                 AS APPLICABLE)
                   ---------------------------------------------------------------------------------------------------------
AIM VARIABLE       INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.             Invesco Advisers, Inc.
INSURANCE FUNDS    FUND -- SERIES I SHARES (FORMERLY,
(INVESCO VARIABLE  AIM V.I. CAPITAL APPRECIATION
INSURANCE FUNDS)   FUND -- SERIES I SHARES)
                   ---------------------------------------------------------------------------------------------------------
                   INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.             Invesco Advisers, Inc.
                   SERIES I SHARES (FORMERLY, AIM V.I.
                   CORE EQUITY FUND -- SERIES I
                   SHARES)
                   ---------------------------------------------------------------------------------------------------------
                   INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.             Invesco Advisers, Inc.
                   FUND -- SERIES II SHARES (FORMERLY,
                   AIM V.I. INTERNATIONAL GROWTH
                   FUND -- SERIES II SHARES)
                   ---------------------------------------------------------------------------------------------------------
                   INVESCO VAN KAMPEN V.I.              Seeks capital growth and income          Invesco Advisers, Inc.
                   COMSTOCK FUND -- SERIES II SHARES    through investments in equity
                   (FORMERLY, COMSTOCK PORTFOLIO --     securities, including common stocks,
                   CLASS II SHARES)                     preferred stocks and securities
                                                        convertible into common and preferred
                                                        stocks.
                   ---------------------------------------------------------------------------------------------------------


19778 SUPPC 06/30/10


                         SUBACCOUNT                                INVESTMENT OBJECTIVE
                         -------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I. EQUITY    Seeks both capital appreciation and
                         AND INCOME FUND -- SERIES II      current income.
                         SHARES (FORMERLY, EQUITY AND
                         INCOME PORTFOLIO -- CLASS II
                         SHARES)
                         -------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED        Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --      consistent with the adviser's
SERIES FUND, INC.        CLASS B                           determination of reasonable risk.
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL          Long-term growth of capital.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND      Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL   Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP       Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP       Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         -------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --   The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                          return using a strategy that seeks to
INC.                                                       protect against U.S. inflation.
                         -------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I. FUND   Seeks capital appreciation and,
SERIES FUNDS, INC.       -- CLASS III SHARES               secondarily, income.

                         -------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.  Seeks high total investment return.
                         FUND -- CLASS III SHARES



                         -------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES     Seeks long-term growth of capital.
                         V.I. FUND -- CLASS III SHARES

                         -------------------------------------------------------------------------
COLUMBIA FUNDS           COLUMBIA MARSICO GROWTH FUND,     The fund seeks long-term growth of
VARIABLE INSURANCE       VARIABLE SERIES -- CLASS A        capital.
TRUST I
                         -------------------------------------------------------------------------
                         COLUMBIA MARSICO INTERNATIONAL    The fund seeks long-term growth of
                         OPPORTUNITIES FUND, VARIABLE      capital.
                         SERIES -- CLASS B
                         -------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND      To provide a high level of current
TRUST                                                      income.
                         -------------------------------------------------------------------------
EVERGREEN VARIABLE       EVERGREEN VA OMEGA FUND --        Seeks long-term capital growth.
ANNUITY TRUST            CLASS 2/1/
                         -------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.



------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
      (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock Asset Management U.K.
                                       Limited)
------------------------------------------------------------------------
Seeks long-term growth of capital.     BlackRock Advisors, LLC
      (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
               Marsico Capital Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
      Marsico Capital Management, LLC)
------------------------------------------------------------------------
To provide a high level of current     Eaton Vance Management
income.
------------------------------------------------------------------------
Seeks long-term capital growth.        Evergreen Investment Management
 Company, LLC
------------------------------------------------------------------------



                    /1/ Effective July 16, 2010, the Evergreen VA Omega Fund --
                        Class 2 will be reorganized into the following fund:



                                                                                          ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT                            INVESTMENT OBJECTIVE                 AS APPLICABLE)
                      ----------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE  WELLS FARGO ADVANTAGE VT OMEGA  The fund seeks long-term capital  Wells Fargo Funds Management,
TRUST                 GROWTH FUND -- CLASS 2          appreciation.                     LLC (sub-advised by Wells Capital
                                                                                        Management Incorporated)
                      ----------------------------------------------------------------------------------------------------


                          SUBACCOUNT                                   INVESTMENT OBJECTIVE
                          ------------------------------------------------------------------------------
FEDERATED INSURANCE       FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                    FUND II -- SERVICE SHARES          investing in lower-rated corporate debt
                                                             obligations commonly referred to as
                                                             "junk bonds."
                          ------------------------------------------------------------------------------
                          FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                          SERVICE SHARES


                          ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE      VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS        CLASS 2                            consistent with reasonable risk.
FUND










                          ------------------------------------------------------------------------------
                          VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                          SERVICE CLASS 2

                          ------------------------------------------------------------------------------
                          VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                          APPRECIATION PORTFOLIO -- SERVICE
                          CLASS 2
                          ------------------------------------------------------------------------------
                          VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                          SERVICE CLASS 2                    will also consider the potential for
                                                             capital appreciation. The fund's goal is
                                                             to achieve a yield which exceeds the
                                                             composite yield on the securities
                                                             comprising the Standard & Poor's
                                                             500/SM/ Index. (S&P 500(R)).
                          ------------------------------------------------------------------------------
                          VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                          CLASS 2

                          ------------------------------------------------------------------------------
                          VIP GROWTH & INCOME PORTFOLIO      Seeks high total return through a
                          -- SERVICE CLASS 2                 combination of current income and
                                                             capital appreciation.
                          ------------------------------------------------------------------------------
                          VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                          PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                             capital.
                          ------------------------------------------------------------------------------
                          VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                          CLASS 2

                          ------------------------------------------------------------------------------
                          VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                          SERVICE CLASS 2

                          ------------------------------------------------------------------------------
FRANKLIN TEMPLETON        MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE                  CLASS 2 SHARES                     income as a secondary goal. The fund
INSURANCE PRODUCTS TRUST                                     normally invests primarily in U.S. and
                                                             foreign equity securities that the
                                                             manager believes are undervalued. The
                                                             fund also invests, to a lesser extent, in
                                                             risk arbitrage securities and distressed
                                                             companies.
                          ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks high current income by               Federated Investment Management
investing in lower-rated corporate debt    Company
obligations commonly referred to as
"junk bonds."
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
         Company of Pennsylvania
         (Subadvised by Federated Global
         Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                  Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
         FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index. (S&P 500(R)).
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisors, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-------------------------------------------------------------------------------

                                                                                               ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT                                 INVESTMENT OBJECTIVE                    AS APPLICABLE)
                   ------------------------------------------------------------------------------------------------------------
                   TEMPLETON GROWTH SECURITIES       Seeks long-term capital growth. The     Templeton Global Advisors Limited
                   FUND -- CLASS 2 SHARES            fund normally invests primarily in
                                                     equity securities of companies located
                                                     anywhere in the world, including those
                                                     in the U.S. and in emerging markets.
                   ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS     CORE VALUE EQUITY FUND --         Seeks long-term growth capital and      GE Asset Management Incorporated
FUNDS, INC.        CLASS 1 SHARES                    future income.
                   ------------------------------------------------------------------------------------------------------------
                   INTERNATIONAL EQUITY FUND --      Seeks long-term growth of capital.      GE Asset Management Incorporated
                   CLASS 1 SHARES
                   ------------------------------------------------------------------------------------------------------------
                   MONEY MARKET FUND/1/              Seeks a high level of current income    GE Asset Management Incorporated
                                                     consistent with the preservation of
                                                     capital and the maintenance of
                                                     liquidity.
                   ------------------------------------------------------------------------------------------------------------
                   REAL ESTATE SECURITIES FUND --    Seeks maximum total return through      GE Asset Management Incorporated
                   CLASS 1 SHARES                    current income and capital              (subadvised by Urdang Securities
                                                     appreciation.                           Management, Inc.)
                   ------------------------------------------------------------------------------------------------------------
                   SMALL-CAP EQUITY FUND -- CLASS 1  Seeks long-term growth of capital.      GE Asset Management Incorporated
                   SHARES                                                                    (subadvised by Palisade Capital
                                                                                             Management L.L.C., Champlain
                                                                                             Investment Partners, LLC,
                                                                                             GlobeFlex Capital, LP and
                                                                                             SouthernSun Asset Management,
                                                                                             Inc.)
                   ------------------------------------------------------------------------------------------------------------
                   TOTAL RETURN FUND/2/              Seeks the highest total return          GE Asset Management Incorporated
                                                     composed of current income and          (subadvised by Urdang Securities
                                                     capital appreciation, as is consistent  Management, Inc. and Palisade
                                                     with prudent investment risk.           Capital Management, L.L.C.)
                   ------------------------------------------------------------------------------------------------------------
                   U.S. EQUITY FUND -- CLASS 1       Seeks long-term growth of capital.      GE Asset Management
                   SHARES                                                                    Incorporated
                   ------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE  GENWORTH CALAMOS GROWTH           The fund's investment objective is      Genworth Financial Wealth
INSURANCE TRUST    FUND -- SERVICE SHARES            long-term capital growth.               Management, Inc. (subadvised by
                                                                                             Calamos Advisors LLC)
                   ------------------------------------------------------------------------------------------------------------
                   GENWORTH COLUMBIA MID CAP         The fund's investment objective is      Genworth Financial Wealth
                   VALUE FUND -- SERVICE SHARES      long-term capital appreciation.         Management, Inc. (subadvised by
                                                                                             Columbia Management Advisors,
                                                                                             LLC)
                   ------------------------------------------------------------------------------------------------------------
                   GENWORTH DAVIS NY VENTURE         The fund's investment objective is      Genworth Financial Wealth
                   FUND -- SERVICE SHARES            long-term growth of capital.            Management, Inc. (subadvised by
                                                                                             Davis Selected Advisers, L.P.)
                   ------------------------------------------------------------------------------------------------------------
                   GENWORTH EATON VANCE LARGE CAP    The fund's investment objective is to   Genworth Financial Wealth
                   VALUE FUND -- SERVICE SHARES      seek total return.                      Management, Inc. (subadvised by
                                                                                             Eaton Vance Management)
                   ------------------------------------------------------------------------------------------------------------
                   GENWORTH ENHANCED INTERNATIONAL   The fund's investment objective is to   Genworth Financial Wealth
                   INDEX FUND -- SERVICE SHARES      outperform the Morgan Stanley Capital   Management, Inc.
                                                     International Europe, Australasia and
                                                     Far East Index ("MSCI EAFE Index")
                                                     while maintaining a market level
                                                     of risk.
                   ------------------------------------------------------------------------------------------------------------



                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
                      GENWORTH GOLDMAN SACHS             The fund's investment objective is to
                      ENHANCED CORE BOND INDEX           seek to outperform the total return
                      FUND -- SERVICE SHARES (FORMERLY,  performance of the Barclays Capital
                      GENWORTH LEGG MASON WESTERN        Aggregate Bond Index (the "Bond
                      ASSET CORE PLUS BOND FUND)         Index") while maintaining a risk level
                                                         commensurate with the Bond Index.
                      ------------------------------------------------------------------------------
                      GENWORTH LEGG MASON                The fund's investment objective is to
                      CLEARBRIDGE AGGRESSIVE GROWTH      seek capital appreciation.
                      FUND -- SERVICE SHARES (FORMERLY,
                      GENWORTH LEGG MASON PARTNERS
                      AGGRESSIVE GROWTH FUND)
                      ------------------------------------------------------------------------------
                      GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is to
                      FUND -- SERVICE SHARES             seek total return which exceeds that of
                                                         the S&P 500 Index.

                      ------------------------------------------------------------------------------
JANUS ASPEN SERIES    BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                      SHARES                             consistent with preservation of capital
                                                         and balanced by current income.
                      ------------------------------------------------------------------------------
                      FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                      ------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                      ------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      ------------------------------------------------------------------------------
                      MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.


                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER BALANCED FUND/VA       Seeks a high total investment return,
ACCOUNT FUNDS         -- SERVICE SHARES                  which includes current income and
                                                         capital appreciation in the values of its
                                                         shares.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
                      APPRECIATION FUND/VA -- SERVICE    in securities of well-known,
                      SHARES                             established companies.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                      FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                         assets in securities of foreign issuers,
                                                         "growth-type" companies, cyclical
                                                         industries and special situations that
                                                         are considered to have appreciation
                                                         possibilities.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET            Seeks total return.
                      FUND/VA -- SERVICE SHARES
                      ------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation.
                      CAP FUND/VA -- SERVICE SHARES
                      ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek to outperform the total return        Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset
Aggregate Bond Index (the "Bond            Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
         ClearBridge Advisors, LLC)


----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company


----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the values of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------
Seeks total return.                        OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.

----------------------------------------------------------------------------



                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT                                  INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                       with preservation of real capital and
                                                          prudent investment management.
                       ----------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum real return consistent     Pacific Investment Management
with preservation of real capital and    Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associate
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2003:



                                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                                   INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE    Seeks capital growth, with current      The Dreyfus Corporation
                    GROWTH FUND, INC. -- INITIAL        income as a secondary goal.
                    SHARES
                    ------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS LARGE CAP VALUE       Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
VARIABLE INSURANCE  FUND -- INSTITUTIONAL SHARES                                                L.P.
TRUST               (FORMERLY, GOLDMAN SACHS GROWTH
                    AND INCOME FUND)
                    ------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE     Seeks long-term growth of capital.      Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY                   Seeks long-term growth of capital.      Janus Capital Management LLC
                    PORTFOLIO -- SERVICE SHARES
                    ------------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES   Seeks long-term growth of capital       Janus Capital Management LLC
                    ------------------------------------------------------------------------------------------------------------
                    WORLDWIDE PORTFOLIO -- SERVICE      Seeks long-term growth of capital in a  Janus Capital Management LLC
                    SHARES                              manner consistent with preservation of
                                                        capital.
                    ------------------------------------------------------------------------------------------------------------

                                                                                            ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT                                 INVESTMENT OBJECTIVE                   AS APPLICABLE)
                 ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   FOREIGN BOND PORTFOLIO (U.S.      Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  DOLLAR HEDGED) -- ADMINISTRATIVE  consistent with preservation of capital  Company LLC
                 CLASS SHARES                      and prudent investment management.
                 ---------------------------------------------------------------------------------------------------------



The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:



                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                            INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2006:




                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS    SERVICE CLASS 2                     reduced risk over the long term by
FUND                                                      allocating its assets among stocks,
                                                          bonds, and short-term instruments.









                      ----------------------------------------------------------------------------
GOLDMAN SACHS         GOLDMAN SACHS MID CAP VALUE         Seeks long-term capital appreciation.
VARIABLE INSURANCE    FUND
TRUST
                      ----------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) NEW DISCOVERY SERIES --      The fund's investment objective is to
INSURANCE TRUST       SERVICE CLASS SHARES                seek capital appreciation.
                      ----------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.

----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2007:




                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
AIM VARIABLE           INVESCO VAN KAMPEN V.I. CAPITAL    Seeks capital growth.
INSURANCE FUNDS        GROWTH FUND -- SERIES II SHARES
(INVESCO VARIABLE      (FORMERLY, CAPITAL GROWTH
INSURANCE FUNDS)       PORTFOLIO -- CLASS II SHARES)
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE    Seeks to provide a high level of current
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER PORTFOLIO    income. Long-term capital
                       -- CLASS II (FORMERLY, LEGG MASON  appreciation will be its secondary
                       PARTNERS VARIABLE CAPITAL AND      objective. This objective may be
                       INCOME PORTFOLIO -- CLASS II)      changed without shareholder approval.
                       -----------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S), AS
          INVESTMENT OBJECTIVE                      APPLICABLE)
----------------------------------------------------------------------------
Seeks capital growth.                     Invesco Advisers, Inc.



----------------------------------------------------------------------------
Seeks to provide a high level of current  Legg Mason Partners Fund Advisor,
income. Long-term capital                 LLC (subadvised by ClearBridge
appreciation will be its secondary        Advisors, LLC)
objective. This objective may be
changed without shareholder approval.
----------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after September 8, 2008:



                                                                                     ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE            AS APPLICABLE)
                   -----------------------------------------------------------------------------------------------
AIM VARIABLE       INVESCO V.I. BASIC VALUE FUND --    Long-term growth of capital.    Invesco Advisers, Inc.
INSURANCE FUNDS    SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE  V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)   SHARES)
                   -----------------------------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK LARGE CAP GROWTH V.I.  Seeks long-term capital growth.
SERIES FUNDS, INC.     FUND -- CLASS III SHARES

                       --------------------------------------------------------------------------
GE INVESTMENTS         INCOME FUND -- CLASS 1 SHARES    Seeks maximum income consistent
FUNDS, INC.                                             with prudent investment management
                                                        and the preservation of capital.
                       --------------------------------------------------------------------------
                       MID-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital and
                       SHARES/1/                        future income.
                       --------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY            Seeks long-term growth of capital and
                       FUND -- CLASS 1 SHARES           future income rather than current
                                                        income.
                       --------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/2/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        S&P's 500 Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE  Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --   objective may be changed without
                       CLASS II (FORMERLY, LEGG MASON   shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       --------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE  Seeks long-term capital growth with
                       FUNDAMENTAL ALL CAP VALUE        income as a secondary consideration.
                       PORTFOLIO -- CLASS I (FORMERLY,  This objective may be changed without
                       LEGG MASON CLEARBRIDGE VARIABLE  shareholder approval.
                       FUNDAMENTAL VALUE PORTFOLIO --
                       CLASS I)
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST           The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES   seek capital appreciation.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER SMALL- & MID-CAP     Seeks capital appreciation by investing
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE        in "growth type" companies.
                       SHARES (FORMERLY, OPPENHEIMER
                       MIDCAP FUND/VA -- SERVICE
                       SHARES)
                       --------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) FUND/3/         Seeks to provide investment results
                                                        that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index(TM).

                       --------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
 (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)


---------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.


---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.



---------------------------------------------------------------------------
Seeks to provide investment results      Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).

---------------------------------------------------------------------------



                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /3/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:



                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES        Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES            maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities.
                    ---------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
                    SHARES                            normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ---------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 2.34% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:


EXAMPLES

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2006, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $704       $2,122      $3,558       $7,227



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $593       $2,007      $3,437       $7,091



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $704       $2,122      $3,558       $7,227



Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.60% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF APRIL 29, 2005, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO MAY 1, 2006, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES
APPLY:

This Example is intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  . surrendered, annuitized, did not surrender or did not annuitize your contract at the end of the stated period.

The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $636       $1,881      $3,092       $5,976



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $591       $1,838      $3,050       $5,936



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $636       $1,881      $3,092       $5,976



Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

  . Separate Account charges of 1.60% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of your assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO APRIL 29, 2005, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLE
APPLIES:

This Example is intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and the Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  . surrendered, annuitized, did not surrender or did not annuitize your contract at the end of the stated period.

The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $589       $1,752      $2,894       $5,661



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $494       $1,659      $2,802       $5,574



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $589       $1,752      $2,894       $5,661



Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

  . Separate Account charges of 1.60% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of your assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If one or both of the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLE
APPLIES:

This Example is intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Enhanced Death Benefit Rider; and

  . surrendered, annuitized, did not surrender or did not annuitize your contract at the end of the stated period.

The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $457       $1,376      $2,304       $4,660



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $396       $1,315      $2,242       $4,597



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $457       $1,376      $2,304       $4,660



Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

  . total Separate Account charges of 1.60% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . a charge of 0.35% for the Optional Enhancement Death Benefit Rider (deducted annually as a percentage of prior contract year's average Contract Value).

If the Optional Enhancement Death Benefit Rider is not elected, the expense figures shown above would be lower.

   Part A and Part B of Post-Effective Amendment No. 38 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2010, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 40 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)       Resolution of Board of Directors of The Life Insurance Company of
              Virginia authorizing the establishment of the Separate Account.
              Previously filed on May 1, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
              No. 033-76334.

 (1)(a)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of Life of Virginia Separate
              Account 4 to GE Life & Annuity Separate Account 4. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (1)(b)       Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of GE Life and Annuity
              Assurance Company to Genworth Life and Annuity Insurance Company.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

 (1)(b)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name GE Life & Annuity Separate
              Account 4 to Genworth Life & Annuity VA Separate Account 1.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

 (2)          Not Applicable.

 (3)(a)       Underwriting Agreement dated December 1, 2001 between GE Life and
              Annuity Assurance Company and Capital Brokerage Corporation.
              Previously filed on September 13, 2002 with Post-Effective Amendment
              No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-63531.

 (3)(b)       Dealer Sales Agreement dated December 1, 2001. Previously filed on
              September 13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(a)       Form of contract.

 (4)(a)(i) Contract Form P1151. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-96513.

 (4)(b)       Endorsements to contract.

 (4)(b)(i)    IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
              Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (4)(b)(i)(a) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 32 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(ii)   Pension Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(ii)(a)  Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
                2007 with Post-Effective Amendment No. 32 to Form N-4 for Genworth
                Life & Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(iii)    Section 403(b) Endorsement. Previously filed on May 1, 1998 with
                Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)     Optional Death Benefit Rider. Previously filed on March 12, 1999 with
                Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 333-63531.

 (4)(b)(v)      Optional Enhanced Death Benefit Rider. Previously filed on September
                1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(vi)     Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(vii)    Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
                February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(viii)   Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
                April 30, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE
                Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(ix)     Death Provisions Endorsement P5232 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(x)      Annual Step-Up Death Benefit Rider P5233 1/03. Previously filed on
                February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE
                Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xi)     Rollup Death Benefit Rider P5234 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xii)    Greater of Annual Step-Up and Rollup Death Benefit Rider P5235 1/03.
                Previously filed on February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                No. 333-63531.

 (4)(b)(xiii)   Annuity Cross Funding Endorsement P5229 1/03. Previously filed on
                February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE
                Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xiv)    Earnings Protector Death Benefit Rider P5240 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xv)(a)  Guaranteed Income Rider. Previously filed on December 3, 2003 with
                Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 333-31172.

 (4)(b)(xv)(b)  Guaranteed Income Rider. Previously filed on April 27, 2005 with
                Post-Effective Amendment No. 20 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 333-63531.

 (4)(b)(xvi)(a) Payment Protection Rider. Previously filed on February 23, 2004 with
                Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 333-47732.

 (4)(b)(xvi)(b)   Payment Protection with Commutation Immediate and Deferred Variable
                  Annuity Rider. Previously filed on September 1, 2006 with
                  Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(xvii)     Guaranteed Minimum Withdrawal Benefit. Previously filed on February
                  23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life
                  & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(b)(xviii)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on July 28, 2005 with Post-Effective Amendment No. 21 to Form
                  N-4 to GE Life & Annuity Separate Account 4, Registration
                  No. 333-63531.

 (4)(b)(xviii)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on September 1, 2006 with Post-Effective Amendment No. 27 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-63531.

 (4)(b)(xviii)(c) Guaranteed Withdrawal Benefit for Life Rider. Previously filed on
                  April 23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
                  Genworth Life & Annuity VA Separate Account 1, Registration No.
                  333-63531.

 (4)(b)(xviii)(d) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on November 27, 2007 with Post-Effective Amendment No. 32 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-63531.

 (4)(b)(xviii)(e) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-47732.

 (5)              Form of Application. Previously filed on April 27, 2006 with
                  Post-Effective Amendment No. 25 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-63531.

 (6)(a)           Amended and Restated Articles of Incorporation of Genworth Life and
                  Annuity Insurance Company. Previously filed on January 3, 2006 with
                  Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)           By-Laws of Genworth Life and Annuity Insurance Company. Previously
                  filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (7)              Reinsurance Agreements. Previously filed on April 18, 2003 with
                  Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
                  Separate Account 4, SEC File No. 333-63531.

 (7)(a)           Amendments to Reinsurance Agreements. Previously filed on April 30,
                  2004 with Post Effective Amendment No. 14 to Form N-4 for GE Life &
                  Annuity Separate Account 4, Registration No. 333-63531.

 (8)(a)(i)        Amended and Restated Fund Participation Agreement among Variable
                  Insurance Products Funds, Fidelity Distributors Corporation and
                  Genworth Life and Annuity Insurance Company. Previously filed on
                  April 25, 2008 with Post-Effective Amendment No. 33 to Form N-4 for
                  Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-63531.

 (8)(a)(ii)       First Amendment to Amended and Restated Fund Participation Agreement
                  among Variable Insurance Products Funds, Fidelity Distributors
                  Corporation and Genworth Life and Annuity Insurance Company.
                  Previously filed on April 25, 2008 with Post-Effective Amendment
                  No. 33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-63531.

 (8)(b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i) Amendment to Participation Agreement between Oppenheimer Variable
           Account Funds, Oppenheimer Management Corporation, and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.
 (8)(c)    [Reserved.]

 (8)(d)    Participation Agreement between Janus Capital Corporation and GE Life
           & Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(g)    Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-96513.

 (8)(h)    [Reserved.]

 (8)(i)    Participation Agreement between PBHG Insurance Series Fund, Inc. and
           The Life Insurance Company of Virginia. Previously filed on September
           28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life
           & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(j)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(j)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(k)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-63531.

 (8)(l)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-63531.

 (8)(m)    [Reserved.]

 (8)(n)    Form of Participation Agreement between AIM Variable Insurance Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(n)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(o)    Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Dreyfus. Previously filed on April 23,
           2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-63531.

 (8)(p)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(p)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(q)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(q)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 30 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(r)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(s)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(t)    [Reserved.]

 (8)(u)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(u)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 16 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (8)(w)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

 (8)(x)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and AllianceBernstein Variable Products Series
           Fund, Inc. Previously filed with Post-Effective Amendment No. 21 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (8)(x)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 30 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and American Century Investment Services, Inc.
           regarding American Century Variable Portfolios II, Inc. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-31172.

 (8)(z)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

 (8)(z)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 30 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(aa)   Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(bb)   Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 36 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 26, 2010 with Post-Effective Amendment No. 38 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 26, 2010 with Post-Effective Amendment No. 38 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

(11)       Not Applicable.

(12)       Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 333-31172.

(14)       Power of Attorney. Previously filed on April 26, 2010 with
           Post-Effective Amendment No. 38 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Pamela S. Schutz      Chairperson of the Board, President and Chief Executive
                      Officer
Paul A. Haley         Director, Senior Vice President and Chief Actuary
Ronald P. Joelson(2)  Director, Senior Vice President and Chief Investment Officer

Leon E. Roday(1)        Director and Senior Vice President
Matthew P. Clark        Director
John G. Apostle, II(1)  Vice President and Chief Compliance Officer
Thomas E. Duffy         Senior Vice President, General Counsel and Secretary
Kelly L. Groh           Senior Vice President and Chief Financial Officer
Christopher J. Grady    Senior Vice President
James H. Reinhart       Senior Vice President
Patrick B. Kelleher(1)  Senior Vice President
Thomas M. Stinson       Senior Vice President
Geoffrey S. Stiff       Senior Vice President
Jac J. Amerell          Vice President and Controller
Gary T. Prizzia(1)      Treasurer
Matthew P. Sharpe       Vice President
Michael P. Cogswell     Vice President

   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.
   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]

ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were 1,345 owners of Qualified Contracts and 3,010 owners of Non-Qualified Contracts as of June 24, 2010.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) Capital Brokerage Corporation is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2 and Genworth Life & Annuity VA Separate Account 3.

   (b)

         NAME                   ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Thomas E. Duffy........ 6610 W. Broad St.         Director and Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 2320
Patrick B. Kelleher.... 6620 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Geoffrey S. Stiff...... 6610 W. Broad Street      Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230

                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     7.5%    $64.1 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE CODE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 30th day of June, 2010.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                     Registrant

                                   By:         /s/  Michael P. Cogswell
                                        --------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

                                   BY: GENWORTH LIFE AND ANNUITY INSURANCE
                                         COMPANY
                                       (Depositor)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              NAME                        TITLE                  DATE
              ----                        -----                   ----

     /s/  PAMELA S. SCHUTZ*   Chairperson of the Board,      June 30, 2010
    -------------------------   President and Chief
        PAMELA S. SCHUTZ        Executive Officer

    /s/  RONALD P. JOELSON*   Director, Senior Vice          June 30, 2010
    -------------------------   President and Chief
       RONALD P. JOELSON        Investment Officer

      /s/  PAUL A. HALEY*     Director, Senior Vice          June 30, 2010
    -------------------------   President and Chief Actuary
         PAUL A. HALEY

      /s/  LEON E. RODAY*     Director and Senior Vice       June 30, 2010
    -------------------------   President
         LEON E. RODAY

    ------------------------- Director                       June   , 2010
        MATTHEW P. CLARK

    /s/  GEOFFREY S. STIFF*   Senior Vice President          June 30, 2010
    -------------------------
       GEOFFREY S. STIFF

      /s/  KELLY L. GROH*     Senior Vice President and      June 30, 2010
    -------------------------   Chief Financial Officer
         KELLY L. GROH

      /s/  JAC J. AMERELL*    Vice President and Controller  June 30, 2010
    -------------------------
         JAC J. AMERELL



*By:     /s/  MICHAEL P.      , pursuant to Power of Attorney     June 30, 2010
             COGSWELL           executed on December 16, 2009.
      ----------------------
       MICHAEL P. COGSWELL